Derivatives (Details) - SEK (kr) kr in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Assets Fair value	kr 7,622	kr 6,968
Liabilities Fair value	24,619	20,056
Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	7,622	6,968
Liabilities Fair value	24,619	20,056
Nominal amounts	531,956	505,294
Interest rate-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	4,449	3,998
Liabilities Fair value	12,704	12,367
Nominal amounts	340,491	304,242
Currency-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	3,037	2,734
Liabilities Fair value	7,828	6,933
Nominal amounts	173,520	182,668
Equity-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	53	236
Liabilities Fair value	1,755	584
Nominal amounts	16,001	16,387
Contracts related to commodities, credit risk, etc. | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	83	0
Liabilities Fair value	2,332	172
Nominal amounts	kr 1,944	kr 1,997